CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
CONTINGENCIES AND COMMITMENTS
Schedule of guarantees and restricted assets

Guarantees that compromise assets including in the financial statements:

					Balance pending payment on the closing date
	Provided by		Committed assets		of the financial statements
Guarantee in favor of	Name	Relationship	Guarantee	Type	12.31.2018	12.31.2017
					ThCh$	ThCh$
Industria Metalúrgica Inamar Ltda.	Embotelladora Andina S.A.	Parent Company	Land	Property, plant and equipment	—	17,991,202
Gas Licuado Lipigas S.A.	Embotelladora Andina S.A.	Parent Company	Cash and cash equivalents	Trade and other receivables	1,140	1,140
Hospital Militar	Servicios Multivending	Subsidiary	Cash and cash equivalents	Trade and other receivables	—	4,727
Parque Arauco	Servicios Multivending	Subsidiary	Cash and cash equivalents	Trade and other receivables	—	5,345
Aeropuerto Nuevo Pudahuel	Servicios Multivending	Subsidiary	Cash and cash equivalents	Other receivables	—	10,129
Hospital FACH	Servicios Multivending	Subsidiary	Cash and cash equivalents	Other receivables	—	697
Inmob. E Invers. Supetar Ltda	Transportes Polar S.A.	Subsidiary	Cash and cash equivalents	Other non-current, non-financial assets	4,579	4,579
Bodegas San Francisco Ltda.	Transportes Polar S.A.	Subsidiary	Cash and cash equivalents	Other non-current, non-financial assets	—	6,483
Maria Lobos Jamet	Transportes Polar S.A.	Subsidiary	Cash and cash equivalents	Trade and other receivables	2,565	2,565
Reclamaciones Trabajadores	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	5,336,644	4,626,086
Reclamaciones Civiles Y Tributarias	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	12,597,136	13,104,186
Instituciones Gubernamentales	Rio de Janeiro Refrescos Ltda.	Subsidiary	Property, plant and equipment	Property, plant and equipment	13,209,635	14,223,453
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	369	659
Acuña Gomez	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	553	989
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	395	707
Labarda	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	7	12
Municipalidad Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	21,420	38,315
Municipalidad San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	40,682	72,768
Municipalidad Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	1,645	2,943
Municipalidad Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	254,430	455,104
Others	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	78	140
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	3,317	5,934
Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	4,612	8,249
Locadores Varios	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	46,169	53,900
Aduana De EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	3,013	6,608
Municipalidad De Junin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	1,592	5,755
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	4,949	8,853
Municipalidad De Picun Leufu	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	72	128
Migoni Marano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	112	—
Farias Matias Luis	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	309	1,226
Temas Industriales SA - Embargo General de Fondos	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	231,077	—
Gomez Alejandra Raquel	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	35	62
Lopez Gustavo Gerardo C/Inti Saic Y Otros	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	226	403
Fondo Fima Ahorro Plus C	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, financial assets	—	519
Tribunal Superior De Justicia De La Provincia De Córdoba	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	290	—
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Judicial Deposit	Other non-current, non-financial assets	41,465	—
Marcus A.Peña	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	4,164	3,782
Mauricio J Cordero C	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	904	800
José Ruoti Maltese	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	758	715
Alejandro Galeano	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	1,251	1,107
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	1,191	1,054
Total					31,816,784	50,651,324

Guarantees provided without obligation of assets included in the financial statements:

	Provided by		Committed assets		Amounts involved
Warranty creditor	Name	Relationship	Guarantee	Type	12.31.2018	12.31.2017
					ThCh$	ThCh$
Importadora Casa y Regalos	Trans-Heca S.A.	Subsidiary	Guarantee insurance	Compliance lease contract	—	2,050
Inmobiliaria e Inversiones Gestion Activa Ltda	Trans-Heca S.A.	Subsidiary	Guarantee insurance	Compliance lease contract	—	4,585
Inmobiliaria Portofino	Red de Transportes comerciales Ltda.	Subsidiary	Guarantee insurance	Guarantee bond	—	900
Teléfonica Chile S.A.	Red de Transportes comerciales Ltda.	Subsidiary	Guarantee insurance	Guarantee bond	—	1,000
Inmobiliaria San Martin Logista S.A	Red de Transportes comerciales Ltda.	Subsidiary	Guarantee insurance	Guarantee bond	—	3,461
Employee procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	2,601,353	1,496,862
Administrative procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	8,233,853	7,185,511
Gobierno Federal	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	116,192,877	91,903,312
Gobierno Estadual	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	43,015,207	20,527,817
HSBC	Sorocaba Refrescos S.A.	Associate	Loan	co-signers	3,586,095	3,716,747
Otros	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	3,236,092	2,449,103
Aduana de Ezeiza	Embotelladora del Atlántico S.A.	Subsidiary	Bond insurance	Faithful fulfillment of contract	699,502	63,777
Aduana de Ezeiza	Andina Empaques S.A.	Subsidiary	Bond insurance	Faithful fulfillment of contract	182,459	347,990